Segment Information - Schedule of Segment Reporting Information, by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Segment Reporting Information [Line Items]
Net revenues	$ 1,478,348	$ 1,246,766	$ 1,138,887
Operating costs and expenses:
Cost of revenues	(614,364)	(526,320)	(451,669)
Selling and marketing	(197,897)	(188,483)	(169,062)
General and administrative	(471,010)	(378,434)	(324,210)
Total operating costs and expenses	(1,283,271)	(1,093,237)	(944,941)
Gain on disposal of subsidiaries	3,760		3,621
Operating income	198,837	153,529	197,567
Total assets	2,354,834	1,951,537	1,603,545
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	1,478,348	1,246,766	1,138,887
Operating costs and expenses:
Cost of revenues	(614,364)	(526,320)	(451,669)
Selling and marketing	(174,814)	(166,276)	(147,057)
General and administrative	(365,181)	(304,770)	(250,172)
Total operating costs and expenses	(1,283,271)	(1,093,237)	(944,941)
Gain on disposal of subsidiaries	3,760		3,621
Operating income	198,837	153,529	197,567
Total assets	1,610,880	1,311,508	1,020,841
Corporate, Non-Segment [Member]
Operating costs and expenses:
Total operating costs and expenses	(128,912)	(95,871)	(96,043)
Total assets	743,954	640,029	582,704
Language Training and Test Preparation Course [Member]
Operating costs and expenses:
Total assets	1,120,580	937,020	709,979
Language Training and Test Preparation Course [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	1,238,572	1,040,380	969,947
Operating costs and expenses:
Cost of revenues	(516,370)	(442,994)	(388,998)
Selling and marketing	(125,815)	(122,697)	(112,092)
General and administrative	(296,686)	(245,315)	(204,679)
Total operating costs and expenses	(938,871)	(811,006)	(705,769)
Operating income	299,701	229,374	264,178
Total assets	1,120,580	937,020	709,979
Primary and Secondary Education [Member]
Operating costs and expenses:
Total assets	78,556	75,046	65,357
Primary and Secondary Education [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	30,011	26,735	24,063
Operating costs and expenses:
Cost of revenues	(9,812)	(9,083)	(8,488)
Selling and marketing	(744)	(1,039)	(956)
General and administrative	(12,558)	(10,068)	(8,748)
Total operating costs and expenses	(23,114)	(20,190)	(18,192)
Operating income	6,897	6,545	5,871
Total assets	78,556	75,046	65,357
Others [Member]
Operating costs and expenses:
Total assets	411,744	299,442	245,505
Others [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	209,765	179,651	144,877
Operating costs and expenses:
Cost of revenues	(88,182)	(74,243)	(54,183)
Selling and marketing	(48,255)	(42,540)	(34,009)
General and administrative	(55,937)	(49,387)	(36,745)
Total operating costs and expenses	(192,374)	(166,170)	(124,937)
Gain on disposal of subsidiaries	3,760		3,621
Operating income	21,151	13,481	23,561
Total assets	$ 411,744	$ 299,442	$ 245,505